Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment
Property and equipment, gross	$ 91,391		$ 91,391		$ 80,197	$ 51,052
Less: accumulated depreciation	(36,662)		(36,662)		(29,515)	(17,258)
Property and equipment, net	54,729		54,729		50,682	33,794
Depreciation and amortization expense	3,858	$ 3,554	7,613	$ 6,933	53,675	46,475
Office furniture
Property and Equipment
Property and equipment, gross	1,966		1,966		1,382	1,249
Computers
Property and Equipment
Property and equipment, gross	2,260		2,260		1,856	1,217
Machinery, equipment and vehicles
Property and Equipment
Property and equipment, gross	25,470		25,470		17,331	10,275
Land
Property and Equipment
Property and equipment, gross	140		140		140
Building
Property and Equipment
Property and equipment, gross	340		340		340
Leasehold improvements
Property and Equipment
Property and equipment, gross	4,711		4,711		4,552	3,354
Software
Property and Equipment
Property and equipment, gross	2,368		2,368		2,320	2,199
Assets under capital lease
Property and Equipment
Property and equipment, gross	52,531		52,531		50,941
Less: accumulated depreciation	(15,418)		(15,418)		(14,899)
Construction in process
Property and Equipment
Property and equipment, gross	$ 1,605		$ 1,605		$ 1,335	$ 605